CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Millions, $ in Millions		Share Capital [Member] ILS (₪) shares		Share Capital [Member] Convenience translation into U.S. dollars [Member] USD ($) shares	Share Capital [Member] Convenience translation into U.S. dollars [Member] ILS (₪) shares	Capital surplus [Member] ILS (₪)		Capital surplus [Member] Convenience translation into U.S. dollars [Member] USD ($)	Capital surplus [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	Accumulated earnings [Member] ILS (₪)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] USD ($)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	Treasury shares [Member] ILS (₪)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] USD ($)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	ILS (₪) shares		Convenience translation into U.S. dollars [Member] USD ($)	Convenience translation into U.S. dollars [Member] ILS (₪)	Non-controlling Interests [Member] ILS (₪)	Non-controlling Interests [Member] Convenience translation into U.S. dollars [Member] USD ($)	Non-controlling Interests [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	Total equity [Member] ILS (₪) shares	Total equity [Member] Convenience translation into U.S. dollars [Member] USD ($)	Total equity [Member] Convenience translation into U.S. dollars [Member] ILS (₪)
BALANCE at Dec. 31, 2015		₪ 2				₪ 1,102				₪ 267			₪ (351)			₪ 1,020							₪ 1,020
BALANCE, shares at Dec. 31, 2015 | shares	[1]	156,087,456
CHANGES DURING THE YEAR ENDED
Total comprehensive income for the year										46						46							46
Exercise of options and vesting of restricted shares granted to employees			[2]			(68)							68				[2]
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	905,881
Employee share-based compensation expenses										45						45							45
BALANCE at Dec. 31, 2016		₪ 2				1,034				358			(283)			₪ 1,111							₪ 1,111
BALANCE, Shares at Dec. 31, 2016 | shares		156,993,337	[1]													156,993,337							156,993,337
CHANGES DURING THE YEAR ENDED
Total comprehensive income for the year										113						₪ 113							₪ 113
Issuance of shares to shareholders			[2]			190	[3]									190							190
Issuance of shares to shareholders, shares | shares	[1]	10,178,211
Exercise of options and vesting of restricted shares granted to employees						(60)							60
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	1,072,365
Employee share-based compensation expenses			[2]							20						20							20
BALANCE at Dec. 31, 2017		₪ 2		$ 1		1,164		$ 311		491	$ 131		(223)	$ (60)		₪ 1,434		$ 383			[2]		1,434	$ 383
BALANCE, Shares at Dec. 31, 2017 | shares		168,243,913	[1]	168,243,913	168,243,913											168,243,913	[1]
CHANGES DURING THE YEAR ENDED
Total comprehensive income for the year										57	15					₪ 57		15		(1)	[2]		56	15
Exercise of options and vesting of restricted shares granted to employees						(62)		(17)					62	17
Exercise of options and vesting of restricted shares granted to employees, shares | shares		886,072	[1]	886,072	886,072
Employee share-based compensation expenses										15	4					15		4					15	4
Acquisition of treasury shares													(100)		₪ (27)	(100)			₪ (27)				(100)		₪ (27)
Acquisition of treasury shares, shares | shares		(6,501,588)		(6,501,588)	(6,501,588)
Non-controlling interests on acquisition of subsidiary																				1	[2]		1
BALANCE at Dec. 31, 2018		₪ 2		$ 1		₪ 1,102		$ 294		₪ 563	$ 150		₪ (261)	$ (70)		₪ 1,406		$ 375			[2]		₪ 1,406	$ 375
BALANCE, Shares at Dec. 31, 2018 | shares		162,628,397	[1]	162,628,397	162,628,397											162,628,397	[1]

[1]	Net of treasury shares.
[2]	Representing an amount of less than 1 million.
[3]	Net of issuance costs.